OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:        0001969649

HOMES 2023-NQM2 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Jason Cohen, Authorized Signatory, 212-750-7300

Name and telephone number, including area code, of the person to contact in connection with this filing

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Exhibits

99.1	Clayton Services LLC (“Clayton”) Narrative

99.2	Clayton Valuations Summary

99.3	Clayton Non-ATR QM Upload

99.4	Clayton Rating Agency ATR QM Data Fields

99.5	Clayton Conditions Report

99.6	Clayton Loan Level Tape Compare

99.7	Consolidated Analytics, Inc. (“Consolidated”) Executive Summary

99.8	Consolidated Due Diligence Standard

99.9	Consolidated Valuations Summary Report

99.10	Consolidated Grading Summary Report

99.11	Consolidated Data Compare Report

99.12	Consolidated Supplemental Report

99.13	Infinity IPS, Inc. (“Infinity”) Executive Summary

99.14	Infinity Data Compare Report

99.15	Infinity Individual Exception Report

99.16	Infinity Loan Level Exception Report

99.17	Infinity Rating Agency Grade Report

99.18	Infinity Supplemental Data Report

99.19	Infinity Valuation Report

99.20	Selene Diligence LLC (“Selene”) Narrative

99.21	Selene Rating Agency Grades Summary Report

99.22	Selene Standard Findings Report

99.23	Selene Valuation Report

99.24	Selene Supplemental Data Extract

99.25	Selene Data Compare Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

APF SECURITIZATION O4B-23B LLC

By: Ares Alternative Credit Management LLC,
its manager

Date: March 17, 2023	By:	/s/ Jason Cohen
	Name:	Jason Cohen
	Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1	Clayton Narrative

99.2	Clayton Valuations Summary

99.3	Clayton Non-ATR QM Upload

99.4	Clayton Rating Agency ATR QM Data Fields

99.5	Clayton Conditions Report

99.6	Clayton Loan Level Tape Compare

99.7	Consolidated Executive Summary

99.8	Consolidated Due Diligence Standard

99.9	Consolidated Valuations Summary Report

99.10	Consolidated Grading Summary Report

99.11	Consolidated Data Compare Report

99.12	Consolidated Supplemental Report

99.13	Infinity Executive Summary

99.14	Infinity Data Compare Report

99.15	Infinity Individual Exception Report

99.16	Infinity Loan Level Exception Report

99.17	Infinity Rating Agency Grade Report

99.18	Infinity Supplemental Data Report

99.19	Infinity Valuation Report

99.20	Selene Narrative

99.21	Selene Rating Agency Grades Summary Report

99.22	Selene Standard Findings Report

99.23	Selene Valuation Report

99.24	Selene Supplemental Data Extract

99.25	Selene Data Compare Report